Investee Companies and Other Investments - Schedule of Information on Operating Results (Details) - Ellomay Luzon Energy [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
2025
Rate of ownership	50.00%	50.00%
Income for the year	€ 34,945	€ 23,067
Company’s share	17,473	11,534
Elimination of interest on loan from related party		0
Other adjustments	(543)	(472)
Company’s share of income of investee	€ 16,930	€ 11,062